U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer:

TIAA-CREF Life Funds
730 Third Avenue
New York, NY 10017-3206

2.	The name of each series or class of securities for which
 this Form is filed (If the Form is being filed for all
 series and classes of securities of the issuer, check the
 box but do not list series or classes:		X

3.	Investment Company Act File Number: 811-08961

      Securities Act File Number: 333-61759

4(a)	Last day of fiscal year for which this Form is filed:

     		December 31, 2008

4(b)		Check box if this notice is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be
 paid on the registration fee due.

4(c)		Check box if this is the last time the issuer will
 be filing this Form.


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):	$   -0-

    (ii)	Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:			$   -0-

    (iii)	Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:			$   -0-

    (iv)	Total available redemption credits
            [Add items 5(ii) and 5(iii)]:	$   -0-

    (v)	Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:	$   -0-

    (vi)	Redemption credits available for
            use in future years			 $   -0-
            - if Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

    (vii)	Multiplier for determining registra-
            tion fee (See Instruction C.9):	x.0000393

    (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):	=$   -0-

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting
 an amount of securities that were registered under the
 Securities Act of 1933 pursuant to rule 24e-2 as in
 effect before October 11, 1997, then report the amount
 of securities (number of shares or other units) deducted
here:      -0-    .  If there is a number of shares or
 other units that were registered pursuant to rule 24e-2
 remaining unsold at the end of the fiscal year for which
 this form is filed that are available for use by the
 issuer in future fiscal years, then state that number
here:      -0-     .

7.	Interest due - if this Form is being filed more than
 90 days after the end of the issuers fiscal year
(see Instruction D):

	+$    -0-

8.	Total of the amount of the registration fee due plus
 any interest due [line 5(viii) plus line 7]:

	=$   -0-

9.	Date the registration fee and any interest payment was
 sent to the Commission?s lockbox depository:





            Method of Delivery:

                              N/A	Wire Transfer
                              N/A	Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*
		              /s/ Phillip G. Goff

			Phillip G. Goff
               		Principal Financial Officer,
			Principal Accounting Officer
			and Treasurer



Date	March 11, 2009

*	Please print the name and title of the signing officer
 below the signature.